Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Parenthetical) (Detail) - Credit risk [member] - On balance sheet risk [member]
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	25.00%	35.00%
Number of companies above threshold percentage	No industry accounts for more than 25% (October 31, 2019 – 35%) of total on-balance sheet credit instruments.
On balance sheet assets other than derivatives [member] | Ontario Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	56.00%	56.00%
On balance sheet assets other than derivatives [member] | Prairies Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	16.00%	16.00%
On balance sheet assets other than derivatives [member] | British Columbia and the Territories [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	14.00%	14.00%
On balance sheet assets other than derivatives [member] | Quebec [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	10.00%
Committed and uncommitted [member] | Retail [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	46.00%	43.00%
Committed and uncommitted [member] | Wholesale [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	54.00%	57.00%
Committed and uncommitted [member] | Wholesale [member] | Bank financial services [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	15.00%	13.00%
Committed and uncommitted [member] | Wholesale [member] | Utilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	12.00%	11.00%
Committed and uncommitted [member] | Wholesale [member] | Real estate & related [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	9.00%
Committed and uncommitted [member] | Wholesale [member] | Other Services [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	8.00%	7.00%
Committed and uncommitted [member] | Wholesale [member] | Oil & gas [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	7.00%	7.00%